Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Premises and equipment	$ 3,231	$ 2,781
Accumulated depreciation	(1,243)	(1,051)
Premises and equipment, net	1,988	1,730
Land and Land Improvements [Member]
Premises and equipment	299	299
Building [Member]
Premises and equipment	1,316	1,178
Leasehold Improvements [Member]
Premises and equipment	436	382
Furniture and Fixtures [Member]
Premises and equipment	$ 1,180	$ 922